OTHER LONG-TERM LIABILITIES (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Deferred Costs, Noncurrent [Abstract]
Employee post-retirement benefits (Note 24)	$ 540		$ 569
Operating lease obligations (Note 9)	476
Long-term contract liabilities (Note 5)	226		121
Fair value of derivative contracts (Note 25)	81		42
Asset retirement obligations	62		90
Guarantees	32		12
Other	197		174
Other long-term liabilities	$ 1,614	$ 1,536	$ 1,008